DEBT - Additional Information (Details)		3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 01, 2022	Dec. 31, 2021	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 20, 2021 USD ($)	Dec. 31, 2019 USD ($)
Line of Credit Facility [Line Items]
Outstanding borrowings			$ 215,613,000	$ 222,315,000		$ 275,558,000
Available borrowing capacity			71,738,000	41,299,000		40,387,000
Minimum fixed charge coverage ratio		1.25
Total net leverage ratio		3.75
Increase in total net leverage ratio		0.50
Loss on extinguishment of debt			15,155,000	200,000
Financing costs			4,095,000
Debt issuance costs			$ 2,830,000
Minimum
Line of Credit Facility [Line Items]
Commitment Fee			0.175%
Maximum
Line of Credit Facility [Line Items]
Commitment Fee			0.25%
Total net leverage ratio	3.50
Base Rate | Minimum
Line of Credit Facility [Line Items]
Debt Instrument, Interest rate percentage			0.50%
Base Rate | Maximum
Line of Credit Facility [Line Items]
Debt Instrument, Interest rate percentage			1.50%
LIBOR | Minimum
Line of Credit Facility [Line Items]
Debt Instrument, Interest rate percentage			1.50%
LIBOR | Maximum
Line of Credit Facility [Line Items]
Debt Instrument, Interest rate percentage			2.50%
Revolver
Line of Credit Facility [Line Items]
Outstanding borrowings			$ 25,500,000			2,159,000
Term loan
Line of Credit Facility [Line Items]
Outstanding borrowings			190,000,000	$ 222,187,000		$ 273,254,000
Letter of credit
Line of Credit Facility [Line Items]
Amount borrowed					$ 15,000,000
Outstanding letters of credit			2,762,000
Swing line loans
Line of Credit Facility [Line Items]
Amount borrowed					10,000,000
Revolving credit facility
Line of Credit Facility [Line Items]
Amount borrowed					100,000,000
Financing costs			2,730,000
Debt issuance costs			$ 1,897,000
Term loan
Line of Credit Facility [Line Items]
Aggregate principal amount per quarter (in percent)			1.25%
Outstanding borrowings					$ 200,000,000
Financing costs			$ 1,365,000